Redemption Receivable, Net	12 Months Ended
Dec. 31, 2025
Redemption Receivable, Net [Abstract]
REDEMPTION RECEIVABLE, NET

NOTE 8 — REDEMPTION RECEIVABLE, NET

	As of December 31,
	2025	2024
Redemption receivable	$8,277,333	$—
Less: allowance for expected credit loss	(54,579)	—
Redemption receivable, net	$8,222,754	$—

On March 18, 2025, the Company invested $8,000,000 into a Stable Income Fund SP, a segregated portfolio of Global A Plus Investment SPC Ltd. (the “Fund”), an independent third party, which was classified as a short-term investment. On December 29, 2025, the Company fully redeemed its investment in the Fund and recognized a realized gain of $318,359 included in other income, net for the year ended December 31, 2025. As of December 31, 2025, the balance represents the receivable from such redemption, which was subsequently settled in April 2026.